VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	6 Months Ended
Jun. 30, 2024
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(1)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Kool Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Kool Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025

(1) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.

Schedule of Variable Interest Entities
The assets and liabilities of the lessor VIEs that most significantly impact our unaudited condensed consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
Assets:
Restricted cash and short term deposits	1,676	3,350

Liabilities:
Current portion of long term debt and short term debt (Note 15)(1)	(60,719)	(79,453)
Accrued expenses(2)	(26,644)	(24,827)
Total liabilities	(87,363)	(104,280)

(1) Where applicable, these balances are net of deferred finance charges (Note 15).
(2) Includes accrued interest of lessor VIEs which, although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including repayment profiles.